Related party transactions - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lacoop, A.C
Related Party Transaction [Line Items]
Other receivables	$ 0	$ 0
Accounts payable	0	0
Lacoop II, S.C
Related Party Transaction [Line Items]
Other receivables	1,190	1,761
Accounts payable	(810)	(508)
Saile
Related Party Transaction [Line Items]
Other receivables	731	0
Accounts payable	$ 0	$ 0